HUSSMAN                                                 Hussman Investment Trust
  FUNDS                                                     Shareholder Services
                                                                  P.O. Box 46707
                                                       Cincinnati, OH 45246-0707
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November 1, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:    Hussman Investment Trust
             File No. 333-35342


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Hussman Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary